Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Initial Public Offering
Note
3-Initial
Public Offering
On February 1, 2021, the Company consummated its Initial Public Offering of 40,000,000
Units, including 5,000,000
Over-Allotment Units, at $10.00
per Unit, generating gross proceeds of $400.0
 million, and incurring offering costs of approximately $22.7 million, of which $14.0
 million was for deferred underwriting commissions.

Each Unit consists of one share of Class A common stock and
one-third
of one redeemable warrant (each, a “Public Warrant”).
Each whole Public Warrant will entitle the holder to purchase one share of Class A common stock at a price of $11.50
per share, subject to adjustment (see Note 8).

Note 3—Initial Public Offering
On February 1, 2021, the Company consummated its Initial Public Offering of 40,000,000 Units, including 5,000,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $400.0 million, and incurring offering costs of approximately $22.7 million, of which $14.0 million was for deferred underwriting commissions.
Each Unit consists of one share of Class A common stock
and one-third of
one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).